Consolidated balance sheets (Parenthetical) - € / shares	Sep. 30, 2021	Dec. 31, 2020
Consolidated balance sheets
Par value	€ 0	€ 0
Nominal value per share	€ 1.00	€ 1.00
Shares authorized	362,370,124	362,370,124
Shares issued	292,994,209	292,876,570
Shares outstanding	292,994,209	292,876,570